Financing Obligation (Tables)	12 Months Ended
Dec. 31, 2020
Financing Obligation [Abstract]
Summary of financing obligation
The following tables summarizes the financing obligation and the presentation in our consolidated statements of operations for the period presented (in thousands):

For the year ended December 31,
2020
Financing obligation:
Amortization of financing obligation assets	$215
Interest on financing liabilities	475

Total financing obligations	$690

summary of future financing obligation payments
The following table summarizes future financing obligation payments by fiscal year for the year ending December 31, 2020 (in thousands):

As of December 31,	Finance Obligation
2021	$763
2022	779
2023	823
2024	862
2025	879
Thereafter	14,608

Total financing obligation payments	18,714
Amount representing interest	(13,599)
Net financing obligation and asset at end of term	2,071

Financing obligation liability	7,186
CIP obligation	2,030

Total financing obligation	$9,216